7 Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and banks	R$ 74,033	R$ 176,497
Cash equivalents	322,368	2,076,713
Cash and cash equivalents	R$ 396,401	R$ 2,253,210	R$ 3,029,191	R$ 2,283,047